The Company	12 Months Ended
Apr. 02, 2023
Corporate Information And Statement Of IFRS Compliance [Abstract]
The Company	The Company
Organization
Canada Goose Holdings Inc. and its subsidiaries (the “Company”) design, manufacture, and sell performance luxury apparel for men, women, youth, children, and babies. The Company’s product offerings include various styles of parkas, lightweight down jackets, rainwear, windwear, apparel, fleece, footwear, and accessories for the fall, winter, and spring seasons. The Company’s head office is located at 250 Bowie Avenue, Toronto, Canada M6E 4Y2. The use of the terms “Canada Goose”, “we”, “us” and “our” throughout these notes to the consolidated financial statements refer to the Company.
Canada Goose is a public company listed on the Toronto Stock Exchange and the New York Stock Exchange under the trading symbol “GOOS”. The principal shareholders of the Company are investment funds advised by Bain Capital LP and its affiliates (“Bain Capital”), and DTR LLC, (“DTR”), an entity indirectly controlled by the Chairman and Chief Executive Officer of the Company. The principal shareholders hold multiple voting shares representing 49.0% of the total shares outstanding as at April 2, 2023, or 90.6% of the combined voting power of the total voting shares outstanding. Subordinate voting shares that trade on public markets represent 51.0% of the total shares outstanding as at April 2, 2023, or 9.4% of the combined voting power of the total voting shares outstanding.
Statement of compliance
The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements were authorized for issuance by the Company’s Board of Directors on May 17, 2023.
Fiscal year
The Company's fiscal year is a 52 or 53-week reporting cycle with the fiscal year ending on the Sunday closest to March 31. Each fiscal quarter is 13 weeks for a 52-week fiscal year. The additional week in a 53-week fiscal year is added to the third quarter. Fiscal 2022 was the first 53-week fiscal year, which ended on April 3, 2022.
Operating segments
The Company classifies its business in three operating and reportable segments: Direct-to-Consumer (“DTC”), Wholesale, and Other. The DTC segment comprises sales through country-specific e-Commerce platforms and our Company-owned retail stores located in luxury shopping locations.
The Wholesale segment comprises sales made to a mix of retailers and international distributors, who are partners that have exclusive rights to an entire market.
The Other segment comprises sales and costs that do not occur through the DTC or Wholesale segments, such as sales to employees, friends and family sales, and selling, general, and administrative (“SG&A”) expenses. The Other segment includes the cost of marketing expenditures to build brand awareness across all segments, corporate costs in support of manufacturing operations, other corporate costs, and foreign exchange gains and losses not specifically associated with DTC or Wholesale segment operations.
Within the Other segment, comparative information for fiscal 2021 also includes sales of personal protective equipment ("PPE") in response to the novel coronavirus pandemic (“COVID-19”) along with costs incurred as a consequence of COVID-19 including overhead costs resulting from the temporary closure of our manufacturing facilities.
Seasonality
Our business is seasonal, and we have historically realized a significant portion of our wholesale revenue and operating income in the second and third quarters of the fiscal year and DTC revenue and operating income in the third and fourth quarters of the fiscal year. Thus, lower-than-expected revenue in these periods could have an adverse impact on our annual operating results.
Cash flows from operating activities are typically highest in the third and fourth quarters of the fiscal year due to revenue from the DTC segment and the collection of trade receivables from wholesale revenue earlier in the year. Working capital requirements typically increase as inventory builds.
COVID-19 pandemic
COVID-19 may continue to impact the global economy, which may result in restrictions and recommended precautions to mitigate the spread of the virus. While restrictions have been lifted across all geographies, additional restrictions may arise that we are not aware of currently.